INVESTMENT OPERATIONS - Schedule of Fair Value of Trading Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	$ 2,888	$ 2,958
Residential mortgage-backed securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	133	209
Commercial mortgage-backed securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	209	214
Other asset-backed securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	185	163
U.S. government-related securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	33	91
Other government-related securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	64	30
States, municipals, and political subdivisions
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	286	282
Corporate securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	1,875	1,860
Preferred Stock
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	8	13
Total fixed maturity securities - AFS
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	2,793	2,862
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	13	20
Short-term investments
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	82	76
Public utility securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	134	144
Foreign government securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed maturity securities - trading	$ 44	$ 30